Supplement Dated June 2, 2015

To the Current Prospectus and Statement of Additional Information

Voya SmartDesign Advantage

Voya SmartDesign Signature

Issued by Voya Insurance and Annuity Company

Through Its Separate Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto.  Please read it carefully and keep it with your copy of the prospectus and SAI for future reference.  If you have any questions, please call Customer Service at 1‑800‑366‑0066.

NOTICE OF AND IMPORTANT INFORMATION REGARDING FUND SUBSTITUTIONS

The following information only affects you if you currently invest or plan to invest in the subaccount that corresponds to the Fidelity® VIP Equity-Income Portfolio and/or to the Invesco V.I. American Franchise Fund.

The Securities and Exchange Commission issued an order to permit Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Separate Account") to replace, effective on or about the close of business on August 14, 2015 (the “Substitution Effective Date”), the following "Existing Fund" with the corresponding "Replacement Fund":

Existing Funds	Replacement Funds
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya RussellTM Large Cap Value Index Portfolio (Class S)
Invesco V.I. American Franchise Fund (Class I)	Voya RussellTM Large Cap Growth Index Portfolio (Class S)

The Existing Funds are currently closed to new investments and transfers.  The Replacement Funds are available for new investments or transfers.

The following lists important information regarding the upcoming fund substitutions:

•         Prior to the Substitution Effective Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in an Existing Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).  Withdrawals may be taken during the same period, but only in accordance with and subject to the terms and conditions of your Contract.

•         On the Substitution Effective Date, your investment in the subaccount that invests in an Existing Fund will automatically become an investment in the subaccount that invests in the corresponding Replacement Fund with an equal total net asset value.

•         You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.

•         The overall fees and expenses of a Replacement Fund are less than those of the corresponding Existing Fund.  A Replacement Fund’s fees and expenses, investment objective and information about the Replacement Fund's investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus.

•         Prior to the Substitution Effective Date you will be sent a summary prospectus for each Replacement Fund.  Read this summary prospectus carefully before deciding what to do with amounts allocated to the Subaccount that invests in the Replacement Fund.  If you have not received one, or if you need another copy, please contact Customer Service at 1-800-366-0066.

•         After the Substitution Effective Date, the subaccounts investing in the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future Contract prospectus or supplements to the Contract prospectus.  Unless you provide us with alternative allocation instructions, after the Substitution Effective Date all allocations directed to the subaccount that invested in an Existing Fund will be automatically allocated to the subaccount that invests in the corresponding Replacement Fund.  You may give us alternative allocation instructions at any time by contacting Customer Service at 1-800-366-0666.

X.SIGN-15GW                                                                                Page 1 of 9                                                                               June 2015

Important Information Regarding Upcoming Investment Portfolio Reorganizations

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® DFA World Equity Portfolio, the VY® Franklin Mutual Shares Portfolio and/or the VY® Franklin Templeton Founding Strategy Portfolio.

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
VY® DFA World Equity Portfolio (Class S)	Voya Global Value Advantage Portfolio[1] (Class S)
VY® Franklin Mutual Shares Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY® Franklin Templeton Founding Strategy Portfolio (Class S)	Voya Solution Moderately Aggressive Portfolio (Class S)

1 This portfolio is closed to new investments and transfers.

Subject to shareholder approval, the reorganizations are expected to take place on or about the close of business on August 14, 2015 (the “Reorganization Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio.  Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

As a result of the merger, effective on the Reorganization Date, the Voya Solution Moderately Aggressive Portfolio (Class S) will be added as an available investment option.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract.  This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.  Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio, if the Surviving Portfolio is then available to new investments.  If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any.  You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted.  For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

Important Information Regarding the Company

Information about the Voya Insurance and Annuity Company found in your prospectus and/or Statement of Additional Information is deleted and replaced with the following:

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014 we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

X.SIGN-15GW                                                                                Page 2 of 9                                                                               June 2015

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Important Information Regarding the Investment Portfolios

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.  There is no assurance that any of the funds will achieve their respective investment objectives.  Shares of the funds will rise and fall in value and you could lose money by investing in the funds.  Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.  Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.  Please refer to the funds prospectuses for more detailed information.  Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330.  You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C.  20549-0102.  If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC Subadviser: BlackRock Investment Management, LLC; BlackRock International Limited	Seeks high total investment return.
Voya EURO STOXX 50® Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.

X.SIGN-15GW                                                                                Page 3 of 9                                                                               June 2015

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya FTSE 100 Index® Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.
Voya Global Perspectives Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Global Value Advantage Portfolio (Class T) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.
Voya High Yield Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investor with a high level of current income and total return.
Voya Intermediate Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Japan TOPIX Index® Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.
Voya Large Cap Growth Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.

X.SIGN-15GW                                                                                Page 4 of 9                                                                               June 2015

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Liquid Assets Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya MidCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio (Class S)

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers, LLC and The London Company

of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya Retirement Conservative Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya Russell™ Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.

X.SIGN-15GW                                                                                Page 5 of 9                                                                               June 2015

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Russell™ Mid Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

Voya Solution Moderately Aggressive Portfolio (Class S)*

Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC

* Effective on or about the close of business on August 14, 2015, and as a result of the merger, this fund will be added as an available investment option.

Seeks to provide capital growth through a diversified asset allocation strategy.
Voya U.S. Bond Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Capital U.S. Aggregate Bond Index.
VY® Baron Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® BlackRock Inflation Protected Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: BlackRock Financial Management Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Columbia Management Advisors, LLC	Seeks total return, consisting of long-term capital appreciation and current income.
VY® DFA World Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

X.SIGN-15GW                                                                                Page 6 of 9                                                                               June 2015

Fund Name and Investment Adviser/Subadviser	Investment Objective

VY® FMR® Diversified Mid Cap Portfolio* (Class S)

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR® is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Franklin Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Franklin Mutual Shares Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation and secondarily, income.
VY® Franklin Templeton Founding Strategy Portfolio (Class S) Investment Adviser: Directed Services LLC	Seeks capital appreciation and secondarily, income.
VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio (Class S2) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.

X.SIGN-15GW                                                                                Page 7 of 9                                                                               June 2015

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY® Oppenheimer Global Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio (Class S) Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY

X.SIGN-15GW                                                                                Page 8 of 9                                                                               June 2015

INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

The following investment portfolios are closed to new premiums and transfers.  Contract owners who have value in any of the investment portfolios listed below may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	Voya Index Plus SmallCap Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya International Index Portfolio (Class S)
Invesco V.I. American Franchise Fund (Class I)	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Bull	Voya SmallCap Opportunities Portfolio (Class S)
ProFund VP Europe 30	VY® Clarion Global Real Estate Portfolio (Class S)
ProFund VP Rising Rates Opportunities	VY® Clarion Real Estate Portfolio (Class S)
Voya Balanced Portfolio (Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Global Value Advantage Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya Growth and Income Portfolio (Class S) and (Class I)	VY® JPMorgan Mid Cap Value Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Oppenheimer Global Portfolio (Class I)
Voya Index Plus MidCap Portfolio (Class S)

X.SIGN-15GW                                                                                Page 9 of 9                                                                               June 2015